UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21276
J.P. Morgan Fleming Series Trust
(Exact name of registrant as specified in charter)
522 Fifth Avenue New York, New York		10036
(Address of principal executive offices)		(Zip code)

Stephen M. Benham 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 480-4111

Date of fiscal year end:	December 31, 2005

Date of reporting period:	March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Series Trust

Schedule of Portfolio Investments as of March 31, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

JPMorgan Multi-Manager Small Cap Growth Fund

Schedule of Portfolio Investments

As of March 31, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
COMMON STOCKS — 98.5%
Aerospace & Defense — 1.2%
55	Ceradyne, Inc. (a)	$1,229
24	Engineered Support Systems, Inc.	1,258
17	MTC Technologies, Inc. (a)	544
		3,031
Air Freight & Logistics — 1.1%
40	EGL, Inc. (a)	900
27	UTI Worldwide, Inc.	1,856
		2,756
Airlines — 0.3%
38	ExpressJet Holdings, Inc. (a)	429
32	Pinnacle Airlines Corp. (a)	340
		769
Auto Components — 0.3%
29	American Axle & Manufacturing Holdings, Inc.	713
Beverages — 1.1%
16	Constellation Brands, Inc., Class A (a)	856
34	Cott Corp. (a)	819
18	Hansen Natural Corp. (a)	1,106
		2,781
Biotechnology — 3.6%
12	Affymetrix, Inc. (a)	510
29	Alkermes, Inc. (a)	303
16	Amylin Pharmaceuticals, Inc. (a)	280
45	Charles River Laboratories International, Inc. (a)	2,127
20	Corgentech, Inc. (a)	46
18	Digene Corp. (a)	369
31	Digirad Corp. (a)	242
22	Eyetech Pharmaceuticals, Inc. (a)	605
55	Incyte Corp. (a)	376
44	Isis Pharmaceuticals, Inc. (a)	171
26	Lifecell Corp. (a)	232
46	Maxygen, Inc. (a)	398
81	Nabi Biopharmaceuticals (a)	1,009
13	Neurocrine Biosciences, Inc. (a)	495
22	NPS Pharmaceuticals, Inc. (a)	274
27	Telik, Inc. (a)	405
14	United Therapeutics Corp. (a)	651
24	Vicuron Pharmaceuticals, Inc. (a)	371
25	Zymogenetics, Inc. (a)	383
		9,247
Building Products — 0.2%
11	Trex Co., Inc. (a)	475
Capital Markets — 1.2%
14	Affiliated Managers Group, Inc. (a)	880
34	Eaton Vance Corp.	787
32	Investors Financial Services Corp.	1,560
		3,227
Chemicals — 0.8%
33	Agrium, Inc.	609
44	Airgas, Inc.	1,051
53	PolyOne Corp. (a)	468
		2,128
Commercial Banks — 1.4%
22	East-West Bancorp, Inc.	800
5	Mercantile Bank Corp.	184
1	Preferred Bank	48
49	Sterling Bancshares, Inc.	693
46	UCBH Holdings, Inc.	1,843
		3,568
Commercial Services & Supplies — 6.1%
42	CDI Corp.	927

25	Charles River Associates, Inc. (a)	1,244
32	Corinthian Colleges, Inc. (a)	509
18	Corporate Executive Board Co.	1,174
20	Corrections Corp. of America (a)	759
91	DiamondCluster International, Inc. (a)	1,464
5	Educate, Inc. (a)	67
7	Education Management Corp. (a)	182
20	Heidrick & Struggles, Inc. (a)	721
33	Hudson Highland Group, Inc. (a)	567
21	Huron Consulting Group, Inc. (a)	445
21	Korn/Ferry International (a)	405
82	Labor Ready, Inc. (a)	1,526
20	Laureate Education, Inc. (a)	873
18	Monster Worldwide, Inc. (a)	513
49	Navigant Consulting Co. (a)	1,323
18	Portfolio Recovery Associates, Inc. (a)	624
25	Resources Connection, Inc. (a)	530
19	Robert Half International, Inc.	507
18	Waste Connections, Inc. (a)	609
38	Watson Wyatt & Co. Holdings	1,034
		16,003
Communications Equipment — 2.4%
34	Adtran, Inc.	598
38	Alvarion Ltd. (a)	362
60	AudioCodes Ltd. (a)	671
13	Avocent Corp. (a)	321
27	C-COR, Inc. (a)	167
34	Comverse Technology, Inc. (a)	858
46	Foundry Networks, Inc. (a)	452
77	Ixia (a)	1,364
25	SafeNet, Inc. (a)	737
46	Tekelec (a)	729
		6,259
Computers & Peripherals — 1.9%
82	Advanced Digital Information Corp. (a)	674
58	Dot Hill Systems Corp. (a)	342
141	Iomega Corp. (a)	604
31	M-Systems Flash Disk Pioneers (a)	693
201	McData Corp., Class A (a)	758
58	Synaptics, Inc. (a)	1,350
25	Unova, Inc. (a)	510
		4,931
Construction & Engineering — 1.5%
23	Chicago Bridge & Iron Co., N.V. (N.Y. Shares)	1,005
44	Dycom Industries, Inc. (a)	1,009
10	EMCOR Group, Inc. (a)	445
30	Jacobs Engineering Group, Inc. (a)	1,570
		4,029
Consumer Finance — 0.2%
7	First Marblehead Corp. (The) (a)	421
Distributors — 0.1%
16	Beacon Roofing Supply, Inc. (a)	348
Diversified Financial Services — 0.4%
45	CapitalSource, Inc. (a)	1,043
1	International Securities Exchange	21
		1,064
Diversified Telecommunication Services — 0.1%
20	Arbinet-thexchange, Inc. (a)	380
Electrical Equipment — 0.8%
5	American Science & Engineering, Inc. (a)	240
23	Ametek, Inc.	935
9	Genlyte Group, Inc. (a)	846
		2,021
Electronic Equipment & Instruments — 2.0%
45	Benchmark Electronics, Inc. (a)	1,439
39	Cognex Corp.	965
33	Photon Dynamics, Inc. (a)	629
34	Radisys Corp. (a)	476

65	Symbol Technologies, Inc.	944
64	TTM Technologies, Inc. (a)	666
		5,119
Energy Equipment & Services — 2.6%
38	Grant Prideco, Inc. (a)	922
13	Oceaneering International, Inc. (a)	488
73	Patterson-UTI Energy, Inc.	1,829
67	Tetra Technologies, Inc. (a)	1,897
21	Universal Compression Holdings, Inc. (a)	776
31	Veritas DGC, Inc. (a)	916
		6,828
Food & Staples Retailing — 1.3%
23	BJ’s Wholesale Club, Inc. (a)	724
38	Central European Distribution Corp. (a)	1,279
52	Performance Food Group Co. (a)	1,430
		3,433
Food Products — 0.5%
24	JM Smucker Co. (The)	1,187
Health Care Equipment & Supplies — 5.6%
19	Advanced Medical Optics, Inc. (a)	688
22	Advanced Neuromodulation Systems, Inc. (a)	582
15	Anika Therapeutics, Inc. (a)	189
12	Arrow International, Inc.	418
45	Arthrocare Corp. (a)	1,290
26	Aspect Medical Systems, Inc. (a)	550
45	Bruker BioSciences Corp. (a)	159
54	CTI Molecular Imaging, Inc. (a)	1,095
34	Cytyc Corp. (a)	789
17	Diagnostic Products Corp.	811
49	Hologic, Inc. (a)	1,558
27	Inamed Corp. (a)	1,859
13	Integra LifeSciences Holdings Corp. (a)	467
14	Intralase Corp. (a)	228
8	Kensey Nash Corp. (a)	216
24	Kyphon, Inc. (a)	591
16	Laserscope (a)	520
38	PerkinElmer, Inc.	779
8	Resmed, Inc. (a)	434
12	Respironics, Inc. (a)	719
27	Wright Medical Group, Inc. (a)	653
		14,595
Health Care Providers & Services — 8.8%
26	Accredo Health, Inc. (a)	1,137
19	American Healthways, Inc. (a)	624
17	Centene Corp. (a)	523
8	Chemed Corp.	610
18	Community Health Systems, Inc. (a)	628
19	Covance, Inc. (a)	905
91	CryoLife, Inc. (a)	563
21	DaVita, Inc. (a)	860
16	HealthExtras, Inc. (a)	268
15	Kindred Healthcare, Inc. (a)	526
23	LabOne, Inc. (a)	809
57	LCA Vision, Inc.	1,913
30	Merge Technologies, Inc. (a)	531
30	Omnicare, Inc.	1,049
12	Pacificare Health Systems, Inc. (a)	705
55	Pediatrix Medical Group, Inc. (a)	3,796
35	Priority Healthcare Corp., Class B (a)	765
30	Psychiatric Solutions, Inc. (a)	1,357
11	Renal Care Group, Inc. (a)	425
33	SFBC International, Inc. (a)	1,152
26	United Surgical Partners International, Inc. (a)	1,190
87	VCA Antech, Inc. (a)	1,762
38	Ventiv Health, Inc. (a)	874
		22,972
Hotels, Restaurants & Leisure — 5.3%
25	AFC Enterprises, Inc.(a)	640

31	Applebees International, Inc.	864
10	Argosy Gaming Co. (a)	473
30	Brinker International, Inc. (a)	1,069
13	Choice Hotels International, Inc.	815
77	CKE Restaurants, Inc. (a)	1,225
17	Ctrip.com International Ltd. (ADR) (a)	649
92	La Quinta Corp. (a)	780
27	Orient-Express Hotels Ltd.	700
9	Panera Bread Co., Class A (a)	520
15	PF Chang’s China Bistro, Inc. (a)	903
38	Rare Hospitality International, Inc. (a)	1,169
41	Ruby Tuesday, Inc.	986
16	Scientific Games Corp., Class A (a)	356
16	Station Casinos, Inc.	1,069
29	Texas Roadhouse, Inc., Class A (a)	809
33	Vail Resorts, Inc. (a)	841
		13,868
Household Durables — 1.1%
31	Desarrolladora Homex S.A. de C.V. (ADR) (a)	750
19	Hovnanian Enterprises, Inc. (a)	944
1	NVR, Inc. (a)	1,099
		2,793
Household Products — 1.0%
30	Central Garden & Pet Co. (a)	1,294
67	Prestige Brands Holdings, Inc. (a)	1,179
		2,473
Insurance — 0.1%
8	Platinum Underwriters Holdings Ltd.	241
Internet & Catalog Retail — 0.4%
38	Audible, Inc. (a)	511
45	J. Jill Group, Inc. (The) (a)	616
		1,127
Internet Software & Services — 2.2%
115	aQuantive, Inc. (a)	1,275
45	Digital River, Inc. (a)	1,410
117	Digitas, Inc. (a)	1,180
2	eCollege.com, Inc. (a)	26
31	RADVision Ltd. (a)	396
161	SonicWALL, Inc. (a)	819
47	ValueClick, Inc. (a)	502
		5,608
Investment Companies — 0.3%
46	Apollo Investment Corp. (a)	768
IT Services — 4.7%
69	BearingPoint, Inc. (a)	605
35	BISYS Group, Inc. (The) (a)	543
31	CACI International, Inc., Class A (a)	1,696
58	Cognizant Technology Solutions Corp., Class A (a)	2,661
40	Euronet Worldwide, Inc. (a)	1,141
12	Global Payments, Inc.	767
39	Greenfield Online, Inc. (a)	764
26	Hewitt Associates, Inc., Class A (a)	696
14	iPayment, Inc. (a)	608
63	MPS Group, Inc. (a)	663
45	RightNow Technologies, Inc. (a)	546
100	Sapient Corp. (a)	736
44	Titan Corp. (a)	806
		12,232
Leisure Equipment & Products — 0.0% (g)
2	The9 Ltd. (ADR) (a)	36
Machinery — 3.3%
9	Actuant Corp., Class A (a)	391
12	ASV, Inc. (a)	484
21	Briggs & Stratton Corp.	751
29	Bucyrus International, Inc., Class A	1,116
16	Clarcor, Inc.	821
16	ESCO Technologies, Inc. (a)	1,270

16	Flowserve Corp. (a)	411
15	Graco, Inc.	616
23	Kaydon Corp.	713
12	Kennametal, Inc.	582
12	Middleby Corp. (a)	593
41	TurboChef Technologies, Inc. (a)	605
8	Wabash National Corp.	202
		8,555
Media — 2.0%
79	Cumulus Media, Inc., Class A (a)	1,128
87	Harris Interactive, Inc. (a)	400
67	Lions Gate Entertainment Corp. (a)	736
48	Playboy Enterprises, Inc., Class B (a)	618
48	Radio One, Inc., Class D (a)	713
12	Salem Communications Corp., Class A (a)	249
78	Spanish Broadcasting System, Class A (a)	803
46	World Wrestling Entertainment, Inc.	546
		5,193
Metals & Mining — 1.8%
50	Alpha Natural Resources, Inc. (a)	1,441
22	Massey Energy Co.	873
33	Metal Management, Inc.	860
13	Quanex Corp.	666
24	Steel Dynamics, Inc.	813
		4,653
Multiline Retail — 0.2%
41	99 Cents Only Stores (a)	544
Oil & Gas — 3.7%
21	Bill Barrett Corp. (a)	610
76	Carrizo Oil & Gas, Inc. (a)	1,290
17	Energy Partners Ltd. (a)	428
30	KCS Energy, Inc. (a)	455
28	Patina Oil & Gas Corp.	1,100
10	Petroleum Development Corp. (a)	358
21	Plains Exploration & Production Co. (a)	733
67	Quicksilver Resources, Inc. (a)	3,264
17	Remington Oil & Gas Corp. (a)	530
21	Whiting Petroleum Corp. (a)	846
		9,614
Personal Products — 0.2%
12	USANA Health Sciences, Inc. (a)	577
Pharmaceuticals — 3.0%
20	Able Laboratories, Inc. (a)	458
30	Bone Care International, Inc. (a)	770
11	Connetics Corp. (a)	278
49	First Horizon Pharmaceutical Corp. (a)	831
51	IVAX Corp. (a)	1,015
18	Kos Pharmaceuticals, Inc. (a)	769
55	Medicines Co. (a)	1,250
21	Medicis Pharmaceutical Corp., Class A	622
19	Nektar Therapeutics (a)	258
24	Noven Pharmaceuticals, Inc. (a)	405
6	Par Pharmaceutical Cos., Inc. (a)	201
34	Penwest Pharmaceuticals Co. (a)	425
7	Salix Pharmaceuticals Ltd. (a)	119
16	Taro Pharmaceuticals Industries (a)	495
		7,896
Real Estate — 1.1%
12	American Financial Realty Trust (REIT)	168
25	BioMed Realty Trust, Inc. (REIT)	513
20	Mills Corp. (The) (REIT)	1,042
46	Ventas, Inc. (REIT)	1,146
		2,869
Road & Rail — 1.0%
69	Landstar System, Inc. (a)	2,262
23	Werner Enterprises, Inc.	451
		2,713
Semiconductors & Semiconductor Equipment — 6.3%
39	Actel Corp. (a)	602

22	ATMI, Inc. (a)	548
29	August Technology Corp. (a)	343
13	Cree, Inc. (a)	274
29	Cymer, Inc. (a)	776
42	DSP Group, Inc. (a)	1,072
40	Exar Corp. (a)	529
31	Integrated Circuit Systems, Inc. (a)	600
140	Microsemi Corp. (a)	2,284
43	O2Micro International Ltd. (a)	439
13	PDF Solutions, Inc. (a)	182
31	Power Integrations, Inc. (a)	643
60	PowerDsine Ltd. (a)	619
87	Rudolph Technologies, Inc. (a)	1,315
34	Semtech Corp. (a)	612
35	Sigmatel, Inc. (a)	1,322
130	Silicon Image, Inc. (a)	1,312
16	Standard Microsystems Corp. (a)	278
44	Tessera Technologies, Inc. (a)	1,894
18	Varian Semiconductor Equipment Associates, Inc. (a)	688
		16,332
Software — 6.3%
105	Agile Software Corp. (a)	765
33	Altiris, Inc. (a)	794
44	Ascential Software Corp. (a)	812
110	Borland Software Corp. (a)	893
8	Catapult Communications Corp. (a)	169
24	Citrix Systems, Inc. (a)	560
17	Cognos, Inc. (a)	705
84	Epicor Software Corp. (a)	1,097
21	Factset Research Systems, Inc.	705
17	Fair Isaac Corp.	599
36	Filenet Corp. (a)	821
19	Hyperion Solutions Corp. (a)	843
80	Informatica Corp. (a)	658
59	Jack Henry & Associates, Inc.	1,070
58	Lawson Software, Inc. (a)	343
33	Magma Design Automation, Inc. (a)	386
26	Progress Software Corp. (a)	676
47	RSA Security, Inc. (a)	742
46	Secure Computing Corp. (a)	393
9	Take-Two Interactive Software, Inc. (a)	364
27	THQ, Inc. (a)	765
36	Ulticom, Inc. (a)	403
30	Verint Systems, Inc. (a)	1,059
35	Verisity Ltd. (a)	413
26	Verity, Inc. (a)	250
		16,285
Specialty Retail — 6.0%
16	Advance Auto Parts, Inc. (a)	800
62	Aeropostale, Inc. (a)	2,035
30	AnnTaylor Stores Corp. (a)	768
13	Build-A-Bear Workshop, Inc. (a)	394
95	Chico’s FAS, Inc. (a)	2,695
27	Electronics Boutique Holdings Corp. (a)	1,160
24	Guitar Center, Inc. (a)	1,288
32	HOT Topic, Inc. (a)	706
27	Michaels Stores, Inc.	973
37	Petco Animal Supplies, Inc. (a)	1,358
32	Ross Stores, Inc.	925
28	Talbots, Inc.	904
42	Too, Inc. (a)	1,043
31	West Marine, Inc. (a)	655
		15,704
Textiles, Apparel & Luxury Goods — 1.9%
17	Deckers Outdoor Corp. (a)	606
15	DHB Industries, Inc. (a)	135
44	Phillips-Van Heusen	1,180
10	Reebok International Ltd.	461
56	Warnaco Group, Inc. (The) (a)	1,345

55	Wolverine World Wide, Inc.	1,169
		4,896
Thrifts & Mortgage Finance — 0.4%
25	BankUnited Financial Corp. (a)	663
11	Harbor Florida Bancshares, Inc.	372
		1,035
Trading Companies & Distributors — 0.3%
24	Hughes Supply, Inc.	716
Wireless Telecommunication Services — 0.4%
35	Nextel Partners, Inc., Class A (a)	777
16	Syniverse Holdings, Inc. (a)	224
		1,001
	Total Common Stocks (Cost $226,049)	256,014

SHORT-TERM INVESTMENTS — 0.7%
Investment Companies — 0.7%
14	iShares Russell 2000 Index Fund	1,694
155	JPMorgan Prime Money Market Fund (b) (m)	155
	Total Short-Term Investments (Amortized Cost $1,824)	1,849

Total Investments — 99.2%
(Cost/Amortized Cost $227,873)		257,863
Other Assets Less Liabilities — 0.8%		2,153
Net Assets — 100.0%		$260,016

ADR               American Depository Receipt

REIT               Real Estate Investment Trust

(a)                                                          Non-income producing security.

(b)                                                         Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

(g)                                                         Amount rounds to less than 0.1%.

(m)                                                       All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,193
Aggregate gross unrealized depreciation	(13,203)
Net unrealized appreciation/depreciation	$29,990

Federal income tax cost of investments	$227,873

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments

As of March 31, 2005 (Unaudited)

(Amounts in thousands)

Shares		Security Description	Value
COMMON STOCKS — 95.4%
Aerospace & Defense — 1.5%
7		AAR Corp. (a)	$95
18		Aviall, Inc. (a)	501
7		Curtiss-Wright Corp.	416
—	(h)	Ducommun, Inc. (a)	8
11		Esterline Technologies Corp. (a)	370
36		Goodrich Corp.	1,363
5		Heico Corp.	109
14		Kaman Corp., Class A	168
56		Moog, Inc., Class A (a)	2,515
9		Orbital Sciences Corp. (a)	83
4		Triumph Group, Inc. (a)	160
			5,788
Airlines — 0.3%
8		Alaska Air Group, Inc. (a)	238
9		Continental Airlines, Inc., Class B (a)	112
28		ExpressJet Holdings, Inc. (a)	322
9		Northwest Airlines Corp. (a)	60
22		Skywest, Inc.	416
			1,148
Auto Components — 0.5%
10		Aftermarket Technology Corp. (a)	170
4		American Axle & Manufacturing Holdings, Inc.	100
41		Goodyear Tire & Rubber Co. (The) (a)	546
15		Hayes Lemmerz International, Inc. (a)	76
4		Keystone Automotive Industries, Inc. (a)	83
9		Sauer-Danfoss, Inc.	213
10		Stoneridge, Inc. (a)	125
4		Superior Industries International, Inc.	108
29		Tenneco Automotive, Inc. (a)	358
			1,779
Automobiles — 0.4%
45		Winnebago Industries, Inc.	1,422
Biotechnology — 1.2%
6		Alexion Pharmaceuticals, Inc. (a)	137
7		Applera Corp. - Celera Genomics Group (a)	76
4		Cell Genesys, Inc. (a)	16
18		Cubist Pharmaceuticals, Inc. (a)	191
10		Cytokinetics, Inc. (a)	66
3		Encysive Pharmaceuticals, Inc. (a)	33
51		Genelabs Technologies (a)	30
12		Human Genome Sciences, Inc. (a)	112
106		Nabi Biopharmaceuticals (a)	1,320
6		Rigel Pharmaceuticals, Inc. (a)	96
83		Serologicals Corp. (a)	2,031
8		Telik, Inc. (a)	126
4		United Therapeutics Corp. (a)	201
			4,435
Building Products — 0.7%
11		Apogee Enterprises, Inc.	154
8		Griffon Corp. (a)	176
23		Jacuzzi Brands, Inc. (a)	227
20		Lennox International, Inc.	445
7		NCI Building Systems, Inc. (a)	270
14		Universal Forest Products, Inc.	552
15		USG Corp. (a)	497
3		Water Pik Technologies, Inc. (a)	59
6		York International Corp.	243
			2,623
Capital Markets — 3.3%
84		Eaton Vance Corp.	1,978
1		Greenhill & Co., Inc.	18
7		Investment Technology Group, Inc. (a)	126
76		Jeffries Group, Inc.	2,845

17		Knight Trading Group, Inc., Class A (a)	164
7		LaBranche & Co., Inc. (a)	64
50		Piper Jaffray Cos. (a)	1,844
190		Raymond James Financial, Inc.	5,757
			12,796
Chemicals — 3.6%
98		Cambrex Corp.	2,087
13		Crompton Corp.	184
12		Cytec Industries, Inc.	667
27		Engelhard Corp.	809
11		FMC Corp. (a)	599
11		Georgia Gulf Corp.	483
13		H.B. Fuller Co.	363
31		Hercules, Inc. (a)	446
—	(h)	Kronos Worlwide, Inc.	7
5		Minerals Technologies, Inc.	316
9		NewMarket Corp. (a)	173
8		Octel Corp.	145
69		PolyOne Corp. (a)	608
156		RPM International, Inc.	2,859
30		Scotts Miracle-Gro Co. (The), Class A	2,114
—	(h)	Sensient Technologies Corp.	6
12		Terra Industries, Inc. (a)	96
7		Valhi, Inc.	140
25		Valspar Corp.	1,177
31		W.R. Grace & Co. (a)	267
16		Wellman, Inc.	227
			13,773
Commercial Banks — 3.0%
4		ABC Bancorp	71
5		Amcore Financial, Inc.	130
3		AmericanWest Bancorp (a)	54
1		BancFirst Corp.	34
1		Bank of the Ozarks, Inc.	19
2		Banner Corp.	57
1		Capital Corp. of the West	37
4		Capitol Bancorp Ltd.	124
4		Cathay General Bancorp	139
6		Central Pacific Financial Corp.	212
11		Chemical Financial Corp.	355
2		City Holdings Co.	50
17		Colonial BancGroup, Inc. (The)	357
4		Columbia Banking System, Inc.	101
15		Community Bank System, Inc.	332
4		Community Trust Bancorp, Inc.	120
11		Cullen/Frost Bankers, Inc.	488
8		EuroBancshares, Inc. (a)	142
—	(h)	Financial Institutions, Inc.	2
—	(h)	First Citizens BancShares, Inc., Class A	15
1		First OAK Brook Bancshares, Inc.	26
10		First Republic Bank	338
27		Gold Banc Corp., Inc.	376
1		Great Southern Bancorp, Inc.	19
13		Greater Bay Bancorp	310
44		Hanmi Financial Corp.	726
5		Hibernia Corp., Class A	157
12		IBERIABANK Corp.	647
12		Independent Bank Corp.	357
13		Independent Bank Corp.	374
15		Irwin Financial Corp.	343
—	(h)	Lakeland Financial Corp.	4
—	(h)	MainSource Financial Group, Inc.	11
3		MB Financial, Inc.	100
3		MBT Financial Corp.	62
4		Mercantile Bank Corp.	175
10		Mid-State Bancshares	274
—	(h)	Nara Bancorp, Inc.	6
—	(h)	Old Second Bancorp, Inc.	6
54		Oriental Financial Group	1,274
—	(h)	Peoples Bancorp, Inc.	11
6		Prosperity Bancshares, Inc.	154

8		Provident Bankshares Corp.	254
36		Republic Bancorp, Inc.	485
1		Republic Bancorp, Inc., Class A	29
—	(h)	Royal Bancshares of Pennsylvania	7
—	(h)	SCBT Financial Corp.	13
4		Silicon Valley Bancshares (a)	181
4		Simmons First National Corp., Class A	104
4		Southside Bancshares, Inc.	79
—	(h)	Southwest Bancorp, Inc.	4
5		State Financial Services Corp.	181
7		Sterling Financial Corp.	189
8		Summit Bancshares, Inc.	143
2		Sun Bancorp, Inc. (a)	52
5		Taylor Capital Group, Inc.	157
3		TriCo Bancshares	71
5		Umpqua Holdings Corp.	121
10		United Bancshares, Inc.	345
23		West Coast Bancorp	550
1		Western Sierra Bancorp, Class B (a)	48
			11,602
Commercial Services & Supplies — 2.9%
79		Administaff, Inc.	1,152
102		Allied Waste Industries, Inc. (a)	745
18		Angelica Corp.	495
1		Banta Corp.	56
14		Century Business Services, Inc. (a)	55
—	(h)	Charles River Associates, Inc. (a)	20
—	(h)	Consolidated Graphics, Inc. (a)	21
6		Dollar Financial Corp. (a)	68
9		Geo Group, Inc. (The) (a)	266
10		Imagistics International, Inc. (a)	360
10		Interpool, Inc.	212
10		John H. Harland Co.	347
42		Kelly Services, Inc., Class A	1,221
3		NCO Group, Inc. (a)	49
44		School Specialty, Inc. (a)	1,703
24		Spherion Corp. (a)	182
18		TeleTech Holdings, Inc. (a)	229
184		United Rentals, Inc. (a)	3,722
8		United Stationers, Inc. (a)	371
—	(h)	Vertrue, Inc. (a)	14
—	(h)	Volt Information Sciences, Inc. (a)	10
			11,298
Communications Equipment — 1.2%
7		Arris Group, Inc. (a)	51
5		Bel Fuse, Inc., Class B	136
4		Black Box Corp.	153
6		C-COR, Inc. (a)	35
6		Ditech Communications Corp. (a)	77
95		Emulex Corp. (a)	1,794
11		Inter-Tel, Inc.	260
21		MRV Communications, Inc. (a)	67
246		Powerwave Technologies, Inc. (a)	1,902
6		Redback Networks, Inc. (a)	38
5		Remec, Inc. (a)	25
5		SafeNet, Inc. (a)	148
14		Sycamore Networks, Inc. (a)	50
			4,736
Computers & Peripherals — 1.1%
31		Adaptec, Inc. (a)	148
464		Dot Hill Systems Corp. (a)	2,758
6		Electronics for Imaging, Inc. (a)	111
20		Gateway, Inc. (a)	82
10		Hutchinson Technology, Inc. (a)	351
4		Hypercom Corp. (a)	20
3		Intergraph Corp. (a)	72
5		Komag, Inc. (a)	118
25		McData Corp., Class A (a)	96
9		PalmOne, Inc. (a)	239
29		Quantum Corp. (a)	85
58		Silicon Graphics, Inc. (a)	69
5		Unova, Inc. (a)	93
			4,242

Construction & Engineering — 0.7%
1	Dycom Industries, Inc. (a)	28
1	EMCOR Group, Inc. (a)	65
18	MasTec, Inc. (a)	145
86	Shaw Group, Inc. (The) (a)	1,876
6	URS Corp. (a)	161
7	Washington Group International, Inc. (a)	324
		2,599
Construction Materials — 0.2%
4	Ameron International Corp.	130
4	Eagle Materials, Inc.	283
7	Texas Industries, Inc.	376
		789
Consumer Finance — 1.2%
10	Advanta Corp.	228
87	AmeriCredit Corp. (a)	2,046
25	Cash America International, Inc.	548
10	CompuCredit Corp. (a)	274
9	Metris Cos., Inc. (a)	100
4	Student Loan Corp.	920
18	World Acceptance Corp. (a)	464
		4,580
Containers & Packaging — 0.8%
6	Chesapeake Corp.	122
37	Crown Holdings, Inc. (a)	582
6	Greif, Inc., Class A	439
45	Pactiv Corp. (a)	1,049
5	Rock-Tenn Co., Class A	69
12	Silgan Holdings, Inc.	786
		3,047
Diversified Financial Services — 0.2%
1	eSpeed, Inc., Class A (a)	5
12	GATX Corp.	388
27	Technology Investment Capital Corp.	405
		798
Diversified Telecommunication Services — 0.4%
10	Broadwing, Corp. (a)	40
75	Cincinnati Bell, Inc. (a)	320
3	Commonwealth Telephone Enterprises, Inc. (a)	146
19	CT Communications, Inc.	204
10	General Communication, Inc., Class A (a)	94
23	ITC Deltacom, Inc. (a)	18
4	North Pittsburgh Systems, Inc.	81
56	Premiere Global Services, Inc. (a)	636
18	Primus Telecom Group (a)	28
10	Talk America Holdings, Inc. (a)	67
16	Time Warner Telecom, Inc., Class A (a)	65
		1,699
Electric Utilities — 3.4%
5	Black Hills Corp.	159
5	CH Energy Group, Inc.	229
10	Cleco Corp.	202
22	El Paso Electric Co. (a)	422
112	Idacorp, Inc.	3,183
108	PNM Resources, Inc.	2,885
151	Puget Energy, Inc.	3,332
71	Sierra Pacific Resources (a)	762
2	UIL Holdings Corp.	81
27	Unisource Energy Corp.	846
17	WPS Resources Corp.	918
		13,019
Electrical Equipment — 0.2%
5	A.O. Smith Corp.	144
10	Acuity Brands, Inc.	273
9	Encore Wire Corp. (a)	91
7	General Cable Corp. (a)	89
1	Genlyte Group, Inc. (a)	126
3	Penn Engineering & Manufacturing Corp.	60
5	Regal-Beloit Corp.	147
		930

Electronic Equipment & Instruments — 3.6%
134		Aeroflex, Inc. (a)	1,246
16		Agilysis, Inc.	319
6		Anixter International, Inc. (a)	224
9		Benchmark Electronics, Inc. (a)	301
5		Brightpoint, Inc. (a)	86
146		Checkpoint Systems, Inc. (a)	2,456
14		CTS Corp.	187
4		Electro Scientific Industries, Inc. (a)	83
161		Flir Systems, Inc. (a)	4,890
—	(h)	Global Imaging Systems, Inc. (a)	4
4		MTS Systems Corp.	122
71		Paxar Corp. (a)	1,524
5		Radisys Corp. (a)	65
51		Sanmina-SCI Corp. (a)	266
120		Symbol Technologies, Inc.	1,732
1		SYNNEX Corp. (a)	23
6		Sypris Solutions, Inc.	60
4		TTM Technologies, Inc. (a)	42
			13,630
Energy Equipment & Services — 1.0%
2		Cal Dive International, Inc. (a)	86
5		Hanover Compressor Co. (a)	65
4		Lone Star Technologies, Inc. (a)	169
6		NS Group, Inc. (a)	185
4		Oceaneering International, Inc. (a)	154
6		Offshore Logistics, Inc. (a)	197
15		Oil States International, Inc. (a)	314
15		RPC, Inc.	225
88		Superior Energy Services, Inc. (a)	1,514
1		Tetra Tech, Inc. (a)	15
13		Todco, Class A (a)	333
5		Universal Compression Holdings, Inc. (a)	182
11		Veritas DGC, Inc. (a)	315
			3,754
Food & Staples Retailing — 0.1%
5		Casey’s General Stores, Inc.	92
7		Great Atlantic & Pacific Tea Co., Inc. (a)	101
2		Nash Finch Co.	64
3		Pantry, Inc. (The) (a)	90
10		Pathmark Stores, Inc. (a)	63
10		Smart & Final, Inc. (a)	122
			532
Food Products — 0.3%
19		Chiquita Brands International, Inc. (a)	506
9		Corn Products International, Inc.	237
1		Flowers Foods, Inc.	38
—	(h)	J & J Snack Foods Corp.	14
4		Ralcorp Holdings, Inc.	194
4		Sanderson Farms, Inc.	164
			1,153
Gas Utilities — 0.8%
15		Atmos Energy Corp.	403
19		New Jersey Resources Corp.	840
2		Northwest Natural Gas Co.	83
11		South Jersey Industries, Inc.	632
28		Southern Union Co. (a)	714
24		Southwest Gas Corp.	570
			3,242
Health Care Equipment & Supplies — 1.7%
5		Analogic Corp.	221
4		Bio-Rad Laboratories, Inc., Class A (a)	185
10		Conmed Corp. (a)	286
69		Cooper Cos., Inc. (The)	5,059
5		CTI Molecular Imaging, Inc. (a)	97
—	(h)	Invacare Corp.	5
6		Kyphon, Inc. (a)	141
6		Mine Safety Appliances Co.	217
11		Neurometrix, Inc. (a)	103
5		Steris Corp. (a)	126
		SurModics, Inc. (a)	7
			6,447

Health Care Providers & Services — 7.7%
45		Accredo Health, Inc. (a)	1,996
8		Alderwoods Group, Inc. (a)	97
87		American Healthways, Inc. (a)	2,879
49		AMERIGROUP Corp. (a)	1,806
129		Beverly Enterprises, Inc. (a)	1,598
6		Computer Programs & Systems, Inc.	160
90		Covance, Inc. (a)	4,280
8		Gentiva Health Services, Inc. (a)	129
111		Health Management Associates, Inc., Class A	2,895
18		Kindred Healthcare, Inc. (a)	642
6		LCA Vision, Inc.	213
3		Magellan Health Services, Inc. (a)	106
75		Manor Care, Inc.	2,712
74		Omnicare, Inc.	2,636
5		Parexel International Corp. (a)	118
4		PDI, Inc. (a)	88
8		Pediatrix Medical Group, Inc. (a)	549
13		Per-Se Technologies, Inc. (a)	192
100		Pharmaceutical Product Development, Inc. (a)	4,840
4		Province Healthcare Co. (a)	104
13		PSS World Medical, Inc. (a)	149
3		Res-Care, Inc. (a)	43
—	(h)	Sierra Health Services (a)	26
50		Stewart Enterprises, Inc. (a)	309
20		Sunrise Senior Living, Inc. (a)	987
			29,554
Hotels, Restaurants & Leisure — 1.8%
6		Ameristar Casinos, Inc.	306
5		Argosy Gaming Co. (a)	211
4		Aztar Corp. (a)	126
—	(h)	Bob Evans Farms, Inc.	2
5		Boyd Gaming Corp.	250
13		Brinker International, Inc. (a)	453
52		CEC Entertainment, Inc. (a)	1,912
4		Isle of Capri Casinos, Inc. (a)	117
11		Jack in the Box, Inc. (a)	415
21		Landry’s Restaurants, Inc.	602
7		Navigant International, Inc. (a)	100
6		O’Charley’s, Inc. (a)	137
4		Papa John’s International, Inc. (a)	125
1		Ryan’s Restaurant Group, Inc. (a)	7
13		Six Flags, Inc. (a)	53
60		Sonic Corp. (a)	2,016
			6,832
Household Durables — 4.4%
19		American Greetings, Class A	482
7		Applica, Inc. (a)	36
8		Beazer Homes USA, Inc.	384
—	(h)	CSS Industries, Inc.	1
4		Department 56, Inc. (a)	66
—	(h)	Furniture Brands International, Inc.	9
30		Harman International Industries, Inc.	2,689
81		Hovnanian Enterprises, Inc. (a)	4,111
10		Kimball International, Inc., Class B	151
64		Meritage Homes Corp. (a)	3,747
45		Snap-On, Inc.	1,424
43		Standard-Pacific Corp.	3,082
13		Tupperware Corp.	265
17		WCI Communities, Inc. (a)	502
			16,949
Household Products — 0.1%
11		Rayovac Corp. (a)	470
Industrial Conglomerates — 0.1%
12		Walter Industries, Inc.	511
Information Technology — 0.3%
99		Vishay Intertechnology, Inc. (a)	1,226

Insurance — 5.8%
78		American Financial Group, Inc.	2,409
12		AmerUs Group Co.	567
12		Argonaut Group, Inc. (a)	257
—	(h)	Baldwin & Lyons, Inc.	9
4		Clark, Inc.	57
49		Commerce Group, Inc.	3,018
48		Delphi Financial Group, Inc.	2,081
5		Direct General Corp.	105
6		Infinity Property & Casualty Corp.	197
11		LandAmerica Financial Group, Inc.	525
4		Midland Co. (The)	139
75		Nationwide Financial Services, Inc.	2,682
—	(h)	Navigators Group, Inc. (a)	10
3		NYMAGIC, Inc.	64
63		Philadelphia Consolidated Holdings Corp. (a)	4,892
5		Phoenix Cos., Inc. (The)	66
48		PMA Capital Corp., Class A (a)	386
1		ProAssurance Corp. (a)	24
21		Protective Life Corp.	817
4		RLI Corp.	166
23		Safeco Corp.	1,130
9		Safety Insurance Group, Inc.	266
9		Selective Insurance Group	398
4		State Auto Financial Corp.	109
17		Stewart Information Services Corp.	638
9		UICI	218
1		United Fire & Casualty Co.	20
7		Universal American Financial Corp. (a)	121
13		Zenith National Insurance Corp.	695
			22,066
Internet & Catalog Retail — 0.7%
160		Insight Enterprises, Inc. (a)	2,801
12		Systemax, Inc. (a)	65
			2,866
Internet Software & Services — 0.6%
7		aQuantive, Inc. (a)	79
3		AsiaInfo Holdings, Inc. (a)	17
29		EarthLink, Inc. (a)	259
35		Homestore.com, Inc. (a)	77
—	(h)	Internet Security Systems, Inc. (a)	6
263		Ipass, Inc. (a)	1,610
1		Trimble Navigation Ltd. (a)	30
8		United Online, Inc. (a)	82
			2,160
IT Services — 2.7%
174		BISYS Group, Inc. (The) (a)	2,720
3		CACI International, Inc., Class A (a)	149
16		Ciber, Inc. (a)	119
224		Convergys Corp. (a)	3,338
14		Gartner, Inc., Class A (a)	136
49		Global Payments, Inc.	3,166
2		infoUSA, Inc. (a)	22
4		ManTech International Corp., Class A (a)	102
1		MAXIMUS, Inc. (a)	44
19		Perot Systems Corp., Class A (a)	259
12		Safeguard Scientifics, Inc. (a)	17
9		SYKES Enterprises, Inc. (a)	58
9		Tyler Technologies, Inc. (a)	68
			10,198
Leisure Equipment & Products — 1.3%
22		JAKKS Pacific, Inc. (a)	461
287		K2, Inc. (a)	3,940
7		RC2 Corp. (a)	235
6		Steinway Musical Instruments, Inc. (a)	168
			4,804
Machinery — 5.4%
5		Actuant Corp., Class A (a)	216
171		AGCO Corp. (a)	3,123
3		Astec Industries, Inc. (a)	55
14		Barnes Group, Inc.	378
7		Bucyrus International, Inc., Class A	281
5		Cascade Corp.	172

5		CIRCOR International, Inc.	128
3		ESCO Technologies, Inc. (a)	249
5		Flowserve Corp. (a)	127
—	(h)	Gardner Denver, Inc. (a)	4
4		Greenbrier Cos., Inc.	133
45		Harsco Corp.	2,682
32		JLG Industries, Inc.	694
19		Joy Global, Inc.	677
—	(h)	Kadant, Inc. (a)	7
4		Kennametal, Inc.	185
122		Mueller Industries, Inc.	3,427
1		NACCO Industries, Inc., Class A	112
12		Oshkosh Truck Corp.	967
14		Reliance Steel & Aluminum Co.	576
58		Stewart & Stevenson Services, Inc.	1,328
4		Tecumseh Products Co., Class A	162
28		Terex Corp. (a)	1,202
92		Timken Co.	2,528
7		Toro Co.	593
14		Valmont Industries, Inc.	317
7		Watts Water Technologies, Inc., Class A	228
			20,551
Media — 1.2%
1		4Kids Entertainment, Inc. (a)	16
4		Arbitron, Inc.	176
52		Charter Communications, Inc., Class A (a)	83
4		Harris Interactive, Inc. (a)	17
12		Insight Communications Co., Inc., Class A (a)	141
5		Journal Register Co. (a)	84
18		Lodgenet Entertainment Corp. (a)	333
23		Mediacom Communications Corp., Class A (a)	151
16		Primedia, Inc. (a)	68
—	(h)	ProQuest Co. (a)	14
3		Pulitzer, Inc.	198
6		R.H. Donnelly Corp. (a)	325
54		Scholastic Corp. (a)	1,992
104		Sinclair Broadcast Group, Inc., Class A	832
			4,430
Metals & Mining — 0.7%
27		AK Steel Holding Corp. (a)	298
22		Commercial Metals Co.	739
12		NN, Inc.	145
15		Quanex Corp.	805
3		Ryerson Tull, Inc.	42
1		Schnitzer Steel Industries, Inc.	30
20		Steel Dynamics, Inc.	696
			2,755
Multi-Utilities & Unregulated Power — 1.5%
7		Avista Corp.	124
76		CMS Energy Corp. (a)	991
12		Energen Corp.	806
74		Oneok, Inc.	2,277
62		Vectren Corp.	1,648
			5,846
Multiline Retail — 0.1%
21		ShopKo Stores, Inc. (a)	464
Oil & Gas — 4.5%
87		Cabot Oil & Gas Corp.	4,781
204		Chesapeake Energy Corp.	4,479
5		Cimarex Energy Co. (a)	199
11		Comstock Resources, Inc. (a)	308
17		Denbury Resources, Inc. (a)	585
6		Energy Partners Ltd. (a)	153
6		Houston Exploration Co. (a)	353
31		Magnum Hunter Resources, Inc. (a)	501
8		Overseas Shipholding Group, Inc.	484
24		Southwestern Energy Co. (a)	1,385
10		Stone Energy Corp. (a)	486
72		Swift Energy Co. (a)	2,036
23		Tesoro Corp. (a)	844
19		Vintage Petroleum, Inc.	595
1		World Fuel Services Corp.	25
			17,214

Paper & Forest Products — 0.2%
5	Pope & Talbot, Inc.	90
12	Schweitzer-Mauduit International, Inc.	392
11	Wausau-Mosinee Paper Corp.	156
		638
Personal Products — 0.6%
53	Chattem, Inc. (a)	2,361
Pharmaceuticals — 0.7%
9	Adolor Corp. (a)	92
8	Alpharma, Inc., Class A	94
11	AtheroGenics, Inc. (a)	140
8	Auxilium Pharmaceuticals, Inc. (a)	47
87	AVANIR Pharmaceuticals, Class A (a)	192
8	Barr Pharmaceuticals, Inc. (a)	398
20	Cypress Bioscience, Inc. (a)	180
10	KV Pharmaceutical Co., Class A (a)	239
54	KV Pharmaceutical Co., Class B (a)	1,277
12	Palatin Technologies, Inc. (a)	28
5	Valeant Pharmaceuticals International	110
		2,797
Real Estate — 5.0%
16	Affordable Residential Communities (REIT)	204
4	Alexandria Real Estate Equities, Inc. (REIT)	270
49	American Financial Realty Trust (REIT)	717
21	American Home Mortgage Investment Corp. (REIT)	604
50	Anthracite Capital, Inc. (REIT)	557
17	Capital Automotive (REIT)	560
4	Capital Trust, Inc., Class A (REIT)	139
46	CarrAmerica Realty Corp. (REIT)	1,458
39	Entertainment Properties Trust (REIT)	1,620
36	Equity Inns, Inc. (REIT)	392
21	FelCor Lodging Trust, Inc. (REIT) (a)	257
21	Gables Residential Trust (REIT)	699
15	Government Properties Trust, Inc. (REIT)	144
19	Impac Mortgage Holdings, Inc. (REIT)	363
40	Innkeepers USA Trust (REIT)	522
6	Jones Lang LaSalle, Inc. (a)	285
10	LaSalle Hotel Properties (REIT)	293
7	Levitt Corp., Class A	169
40	Lexington Corp. Properties Trust (REIT)	869
17	LTC Properties, Inc. (REIT)	291
15	Maguire Properties, Inc. (REIT)	353
63	Meristar Hospitality Corp. (REIT) (a)	443
15	MFA Mortgage Investments, Inc. (REIT)	113
26	Mid-America Apartment Communities, Inc. (REIT)	964
24	National Health Investors, Inc. (REIT)	616
4	New Century Financial Corp. (REIT)	204
5	Novastar Financial, Inc. (REIT)	173
6	Parkway Properties, Inc. (REIT)	276
17	Pennsylvania Real Estate Investment Trust (REIT)	669
17	Prentiss Properties Trust (REIT)	584
23	RAIT Investment Trust (REIT)	606
12	Saul Centers, Inc. (REIT)	371
25	Senior Housing Properties Trust (REIT)	417
32	SL Green Realty Corp. (REIT)	1,793
11	Sun Communities, Inc. (REIT)	383
7	Taubman Centers, Inc. (REIT)	205
1	Urstadt Biddle Properties, Inc., Class A (REIT)	17
16	Ventas, Inc.	397
		18,997
Road & Rail — 1.8%
3	Amerco, Inc. (a)	139
3	Arkansas Best Corp.	113
6	Covenant Transport, Inc., Class A (a)	109
63	CSX Corp.	2,641
12	Dollar Thrifty Automotive Group, Inc. (a)	383
16	Genesee & Wyoming, Inc., Class A (a)	415
8	Overnite Corp.	250
19	RailAmerica, Inc. (a)	236

13		SCS Transportation, Inc. (a)	236
79		Swift Transportation Co., Inc. (a)	1,740
7		U.S. Xpress Enterprises, Inc., Class A (a)	114
4		USF Corp.	198
16		Werner Enterprises, Inc.	314
			6,888
Semiconductors & Semiconductor Equipment — 0.6%
—	(h)	Actel Corp. (a)	6
19		Axcelis Technologies, Inc. (a)	142
4		Cohu, Inc.	70
2		Credence Systems Corp. (a)	12
6		DSP Group, Inc. (a)	152
1		DuPont Photomasks, Inc. (a)	13
2		ESS Technology, Inc. (a)	9
4		Exar Corp. (a)	56
7		Integrated Silicon Solutions, Inc. (a)	48
16		Lattice Semiconductor Corp. (a)	84
73		MKS Instruments, Inc. (a)	1,156
16		ON Semiconductor Corp. (a)	63
8		Photronics, Inc. (a)	141
8		Silicon Storage Technology, Inc. (a)	30
13		Skyworks Solutions, Inc. (a)	83
4		Standard Microsystems Corp. (a)	69
13		Vitesse Semiconductor Corp. (a)	34
			2,168
Software — 0.9%
107		Cadence Design Systems, Inc. (a)	1,597
5		E.piphany, Inc. (a)	17
—	(h)	Hyperion Solutions Corp. (a)	4
—	(h)	Magma Design Automation, Inc. (a)	5
6		Manugistics Group, Inc. (a)	10
5		NetIQ Corp. (a)	62
39		Parametric Technology Corp. (a)	217
7		Progress Software Corp. (a)	173
64		Sybase, Inc. (a)	1,185
			3,270
Specialty Retail — 4.9%
15		Aaron Rents, Inc.	297
9		Aeropostale, Inc. (a)	290
26		Asbury Automotive Group, Inc. (a)	402
5		Building Material Holding Corp.	231
10		Burlington Coat Factory Warehouse Corp.	296
55		Charming Shoppes, Inc. (a)	445
119		CSK Auto Corp. (a)	2,107
8		Dress Barn, Inc. (a)	146
5		Genesco, Inc. (a)	148
15		Hollywood Entertainment Corp. (a)	195
7		Jo-Ann Stores, Inc. (a)	193
—	(h)	Linens ‘N Things, Inc. (a)	3
10		Lithia Motors, Inc., Class A	266
96		Men’s Wearhouse, Inc. (a)	4,037
1		Movie Gallery, Inc.	23
14		Payless Shoesource, Inc. (a)	218
2		PC Connection, Inc. (a)	10
114		RadioShack Corp.	2,789
37		Regis Corp.	1,500
16		Rent-Way, Inc. (a)	130
3		Sonic Automotive, Inc.	59
125		Sports Authority, Inc. (The) (a)	3,440
8		Stage Stores, Inc. (a)	288
40		Stein Mart, Inc. (a)	896
10		Too, Inc. (a)	237
4		United Auto Group, Inc.	97
			18,743
Textiles, Apparel & Luxury Goods — 1.9%
6		Brown Shoe Co., Inc.	206
10		Kellwood Co.	296
5		Kenneth Cole Productions, Inc., Class A	146
5		Movado Group, Inc.	91
109		Phillips-Van Heusen	2,906
7		Quicksilver, Inc. (a)	203
181		Russell Corp.	3,271
6		Unifirst Corp.	247
			7,366

Thrifts & Mortgage Finance — 3.4%
57		Accredited Home Lenders Holding Co. (a)	2,072
36		Astoria Financial Corp.	899
20		Bank Atlantic Bancorp, Inc., Class A	345
43		Bankunited Financial Corp. (a)	1,166
170		Brookline Bancorp, Inc.	2,528
1		Commercial Capital Bancorp, Inc.	16
64		Commercial Federal Corp.	1,756
16		Corus Bankshares, Inc.	777
10		Dime Community Bancshares	150
3		First Financial Holdings, Inc.	75
37		First Niagara Financial Group, Inc.	495
5		FirstFed Financial Corp. (a)	250
10		Flagstar Bancorp, Inc.	203
—	(h)	ITLA Capital Corp. (a)	15
9		MAF Bancorp, Inc.	374
11		Ocwen Financial Corp. (a)	88
7		Partners Trust Financial Group, Inc.	69
14		R&G Financial Corp., Class B	432
19		Sterling Financial Corp. (a)	676
7		TierOne Corp.	174
25		W Holding Co., Inc.	255
4		WSFS Financial Corp.	215
			13,030
Tobacco — 0.3%
29		DIMON, Inc.	181
19		Universal Corp.	852
			1,033
Trading Companies & Distributors — 1.0%
42		Applied Industrial Technologies, Inc.	1,137
67		Watsco, Inc.	2,816
			3,953
Water Utilities — 0.0% (g)
—	(h)	American States Water Co.	10
—	(h)	California Water Service Group	13
			23
Wireless Telecommunication Services — 0.9%
187		American Tower Corp., Class A (a)	3,411
		Total Common Stocks (Cost $281,501)	365,435

SHORT-TERM INVESTMENTS — 4.6%
Investment Companies — 4.5%
48		iShares Russell 2000 Value Index Fund	8,800
8,559		JPMorgan Prime Money Market Fund (b)	8,559
			17,359

Principal Amount
United States Treasuries — 0.1%
325	United States Treasury Note 1.88%, 11/30/05 (k)	322
	Total Short-Term Debt Securities (Amortized Cost $16,560)	17,681

Total Investments — 100.0% (Cost/Amortized Cost $298,061)		383,116
Other Liabilities in Excess of Assets — (0.0)% (g)		(140)
Net Assets — 100.0%		$382,976

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$92,726
Aggregate gross unrealized depreciation	(7,671)
Net unrealized appreciation/depreciation	$85,055

Federal income tax cost of investments	$298,061

Futures Contracts

 (Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 03/31/05	Unrealized Depreciation
7	Russell 2000 Index	June, 2005	$2,194	$(31)

ITEM 2. CONTROLS AND PROCEDURES.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         Effective February 19, 2005, the Registrant changed its Administrator from JPMorgan Chase Bank to JPMorgan Funds Management, Inc.  In addition, J.P. Morgan Investor Services, Co. now serves as the sub-administrator. The Administrator and sub-administrator prepare financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Series Trust

By:	/s/ George C. W. Gatch
George C. W. Gatch
President
May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President
May 26, 2005

By:	/s/ Suzanne Cioffi
Suzanne Cioffi
Principal Financial Officer
May 26, 2005